Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
Schedule of Components of Other Payables and Accruals

The components of other payables and accruals are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Accrued expenses	208,454	127,981	99,526
Other payables	503,997	283,276	220,294
GST payable	93,399	83,815	65,180
Other payables and accruals	805,850	495,072	385,000